Consolidated Statement of Changes in Shareholders' equity (deficit) of Immatics N.V. - EUR (€) € in Thousands		Total		Share capital [member]		Share premium [member]		Accumulated deficit [member]		Other reserves [member]
Beginning Balance at Dec. 31, 2021		€ 24,063		€ 629		€ 565,192		€ (537,813)		€ (3,945)
Other comprehensive income (loss)		2,464								2,464
Net profit/(loss)		27,703	[1]					27,703	[2]
Comprehensive income/(loss) for the year		30,167	[3]					27,703	[2]	2,464	[2]
Equity-settled share-based compensation		22,570				22,570
Share options exercised		311				311
Issue of share capital – net of transaction costs		126,242		138		126,104
Ending Balance at Dec. 31, 2022		203,353	[4]	767	[2]	714,177	[2]	(510,110)	[2]	(1,481)	[2]
Other comprehensive income (loss)		(155)								(155)
Net profit/(loss)		(94,649)	[1]					(94,649)	[2]
Comprehensive income/(loss) for the year		(94,804)	[3]					(94,649)	[2]	(155)	[2]
Equity-settled share-based compensation		20,705				20,705
Share options exercised		139				139
Issue of share capital – net of transaction costs		88,225		80		88,145
Ending Balance at Dec. 31, 2023		217,618	[4]	847	[2]	823,166	[2]	(604,759)	[2]	(1,636)	[2]
Net profit/(loss)		(2,240)
Ending Balance at Mar. 31, 2024		394,133
Beginning Balance at Dec. 31, 2023		217,618	[4]	847	[2]	823,166	[2]	(604,759)	[2]	(1,636)	[2]
Net profit/(loss)		(20,233)
Ending Balance at Jun. 30, 2024		381,265
Beginning Balance at Dec. 31, 2023		217,618	[4]	847	[2]	823,166	[2]	(604,759)	[2]	(1,636)	[2]
Net profit/(loss)		(25,537)
Ending Balance at Sep. 30, 2024		379,168
Beginning Balance at Dec. 31, 2023		217,618	[4]	847	[2]	823,166	[2]	(604,759)	[2]	(1,636)	[2]
Other comprehensive income (loss)		2,667								2,667
Net profit/(loss)	[2]	15,218						15,218
Comprehensive income/(loss) for the year	[2]	17,885						15,218		2,667
Equity-settled share-based compensation		17,642				17,642
Share options exercised		1,115		1		1,114
Issue of share capital – net of transaction costs		320,582		368		320,214
Ending Balance at Dec. 31, 2024	[2]	574,842		€ 1,216		€ 1,162,136		€ (589,541)		€ 1,031
Beginning Balance at Mar. 31, 2024		394,133
Net profit/(loss)		(17,992)
Ending Balance at Jun. 30, 2024		381,265
Net profit/(loss)		(5,305)
Ending Balance at Sep. 30, 2024		€ 379,168

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[3]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[4]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities